Cash and borrowings - Net debt (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and borrowings
Bank overdrafts, borrowings and loans - current	$ 2	$ 710
Corporate bond	2,498	1,550
Private placement notes	625	625
Borrowings	3,125	2,885
Cash and cash equivalents	(619)	(302)	$ (350)
Credit balance on derivatives - currency swaps	1	1
Credit/(debit) balance on derivatives - interest rate swaps	6	(7)
Net debt excluding lease liabilities	2,513	2,577
Non-current lease liabilities	135	144
Current lease liabilities	61	55
Net debt	2,709	$ 2,776	$ 2,535	$ 2,049
Cash at bank	419
Cash equivalents	$ 200